Leases (Tables)	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
Schedule of supplemental cash flow information related to operating leases
Six Months Ended June 30, 2019
Cash payments for operating leases	$209
New operating lease assets obtained in exchange for operating lease liabilities	$1,573

Schedule of future lease payments under operating leases
Operating Leases
Remainder of 2019	$209
2020	395
2021	347
2022	335
2023	335
2024	84
Total future lease payments	1,704
Less imputed interest	(171)
Total lease liability balance	$1,533